Label	Element	Value
Additional paid-in capital [member]
Additional paid-in capital	ifrs-full_AdditionalPaidinCapital	$ 6,055,773,000
Additional paid-in capital [member] | Others [Member]
Additional paid-in capital	ifrs-full_AdditionalPaidinCapital	12,290,000
Additional paid-in capital [member] | Share premium [member]
Additional paid-in capital	ifrs-full_AdditionalPaidinCapital	$ 6,043,483,000